Leases - Schedule of reconciliation of asset balances (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of reconciliation of asset balances [Line Items]
Beginning balance	[1]	$ 42,393	$ 41,356
Addition to right-of-use asset		5,133	12,452
Depreciation		(6,170)	(6,255)
Derecognition of contracts		(468)	(470)
Impairment loss		(374)	(356)		$ 0
Transfers		(410)	309
Effect of foreign currency exchange differences		6,555	(4,643)
Ending balance		46,659	42,393	[1]	41,356	[1]
Right of use assets		1,161	1,373
Land and Buildings
Schedule of reconciliation of asset balances [Line Items]
Beginning balance		36,076	35,582
Addition to right-of-use asset		3,453	8,940
Depreciation		(4,076)	(4,323)
Derecognition of contracts		(380)	(437)
Impairment loss		(374)	0
Transfers		2,132	201
Effect of foreign currency exchange differences		5,610	(3,887)
Ending balance		42,441	36,076		35,582
Equipment and Machinery
Schedule of reconciliation of asset balances [Line Items]
Beginning balance		4,999	5,076
Addition to right-of-use asset		538	2,293
Depreciation		(1,327)	(1,343)
Derecognition of contracts		0	(33)
Impairment loss		0	(356)
Transfers		(2,542)	47
Effect of foreign currency exchange differences		796	(685)
Ending balance		2,464	4,999		5,076
Vehicles
Schedule of reconciliation of asset balances [Line Items]
Beginning balance		55	0
Addition to right-of-use asset		216	0
Depreciation		(71)	(7)
Derecognition of contracts		0	0
Impairment loss		0	0
Transfers		0	61
Effect of foreign currency exchange differences		5	1
Ending balance		205	55		0
Computers
Schedule of reconciliation of asset balances [Line Items]
Beginning balance		1,263	698
Addition to right-of-use asset		926	1,219
Depreciation		(696)	(582)
Derecognition of contracts		(88)	0
Impairment loss		0	0
Transfers		0	0
Effect of foreign currency exchange differences		144	(72)
Ending balance		$ 1,549	$ 1,263		$ 698

[1]	Refer to Note 4. Independent Investigation and Restatement